                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5360

                       Oppenheimer Main Street Funds, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS--98.1%
CONSUMER DISCRETIONARY--9.7%
AUTO COMPONENTS--0.6%
Autoliv, Inc.(1)                                                183,700   $     5,103,186
BorgWarner, Inc.(1)                                             164,000         5,289,000
Federal-Mogul Corp.(2)                                            2,000            20,000
Gentex Corp.                                                    202,800         2,391,012
Goodyear Tire & Rubber Co. (The)(2)                             146,708         1,679,807
Johnson Controls, Inc.                                          508,400        10,132,412
TRW Automotive Holdings Corp.(2)                                329,900         2,942,708
WABCO Holdings, Inc.                                            229,700         3,900,306
                                                                          ---------------
                                                                               31,458,431
                                                                          ---------------
AUTOMOBILES--0.1%
Thor Industries, Inc.(1)                                        145,122         2,918,403
                                                                          ---------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group, Inc., Cl. A(2)                                     46,300         2,736,330
Brink's Home Security Holdings, Inc.(2)                          25,800           743,040
Career Education Corp.(1, 2)                                    159,109         3,194,909
Corinthian Colleges, Inc.(2)                                     82,741         1,272,557
Regis Corp.(1)                                                   55,900           979,927
Service Corp. International(1)                                  191,300         1,023,455
                                                                          ---------------
                                                                                9,950,218
                                                                          ---------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Ameristar Casinos, Inc.                                          35,300           708,471
Bally Technologies, Inc.(1, 2)                                   30,500           854,000
Bob Evans Farms, Inc.                                            91,500         2,360,700
Boyd Gaming Corp.(1, 2)                                         298,000         2,991,920
Brinker International, Inc.                                     231,200         4,138,480
Carnival Corp.                                                  417,640        10,624,762
CEC Entertainment, Inc.(1, 2)                                    98,389         3,161,239
Chipotle Mexican Grill, Inc., Cl. B(2)                            2,502           170,686
International Game Technology                                    43,900           762,104
International Speedway Corp., Cl. A                              11,600           287,564
Interval Leisure Group, Inc.(2)                                  26,220           250,925
Jack in the Box, Inc.(1, 2)                                      18,900           497,070
McDonald's Corp.                                                356,700        21,041,733
Papa John's International, Inc.(2)                               23,000           623,300
Royal Caribbean Cruises Ltd.                                    145,500         2,191,230
Sonic Corp.(2)                                                   30,700           289,501
Speedway Motorsports, Inc.                                       37,513           573,949
Vail Resorts, Inc.(2)                                            77,500         2,130,475
WMS Industries, Inc.(1, 2)                                      137,800         4,887,766
Wyndham Worldwide Corp.                                         370,720         4,370,789
                                                                          ---------------
                                                                               62,916,664
                                                                          ---------------
HOUSEHOLD DURABLES--0.4%
American Greetings Corp., Cl. A(1)                              106,644           730,511


                        1 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
HOUSEHOLD DURABLES CONTINUED
Centex Corp.                                                    171,092   $     1,442,306
Harman International Industries, Inc.                           199,810         3,724,458
Jarden Corp.(2)                                                  32,740           582,117
KB Home                                                          72,254         1,083,810
Lennar Corp., Cl. A(1)                                          255,300         2,427,903
Meritage Homes Corp.(1, 2)                                       19,000           396,530
Ryland Group, Inc. (The)(1)                                     108,200         1,848,056
Snap-On, Inc.                                                    95,400         2,971,710
Stanley Works (The)(1)                                           93,600         3,341,520
Tempur-Pedic International, Inc.                                111,345         1,228,135
Whirlpool Corp.(1)                                               13,700           577,318
                                                                          ---------------
                                                                               20,354,374
                                                                          ---------------
INTERNET & CATALOG RETAIL--0.4%
Expedia, Inc.(2)                                                403,400         6,982,854
HSN, Inc.(2)                                                     61,720           697,436
Liberty Media Corp.-Interactive, Series A(2)                    750,400         4,397,344
NetFlix.com, Inc.(2)                                            109,800         4,328,316
Priceline.com, Inc.(2)                                           63,600         7,002,996
Ticketmaster Entertainment, Inc.(2)                              34,820           270,900
                                                                          ---------------
                                                                               23,679,846
                                                                          ---------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Brunswick Corp.(1)                                              216,069           998,239
Callaway Golf Co.                                                80,345           572,056
Eastman Kodak Co.                                                82,000           214,020
Polaris Industries, Inc.                                         50,100         1,591,677
                                                                          ---------------
                                                                                3,375,992
                                                                          ---------------
MEDIA--3.5%
Cablevision Systems Corp. New York Group, Cl. A(1)              217,500         4,139,025
CBS Corp., Cl. B                                              1,032,500         7,619,850
Clear Channel Outdoor Holdings, Inc., Cl. A(2)                  123,600           435,072
Comcast Corp., Cl. A                                            860,900        11,854,593
DirecTV Group, Inc. (The)(2)                                    591,552        13,309,920
Dish Network Corp., Cl. A(2)                                    381,700         6,259,880
DreamWorks Animation SKG, Inc., Cl. A(2)                         74,500         2,075,570
Gannett Co., Inc.                                               193,400           922,518
Harte-Hanks, Inc.                                                29,300           246,999
Liberty Media Corp.-Entertainment, Series A(2)                  313,800         7,581,408
Liberty Media Holding Corp.-Capital, Series A(2)                 65,700           912,573
McGraw-Hill Cos., Inc. (The)                                    282,200         8,491,398
Meredith Corp.(1)                                               190,964         5,148,389
News Corp., Inc., Cl. A                                       2,572,980        25,163,744
Scholastic Corp.                                                 94,800         1,858,080
Time Warner Cable, Inc.                                         611,957        18,842,156
Time Warner, Inc.                                             1,639,213        38,390,368


                        2 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
MEDIA CONTINUED
Viacom, Inc., Cl. B(2)                                          335,838   $     7,445,528
Walt Disney Co. (The)                                         1,301,400        31,519,908
Warner Music Group Corp.(2)                                      31,681           215,431
                                                                          ---------------
                                                                              192,432,410
                                                                          ---------------
MULTILINE RETAIL--0.3%
Big Lots, Inc.(2)                                                60,300         1,387,503
Kohl's Corp.(2)                                                 234,580         9,962,613
Nordstrom, Inc.(1)                                              203,100         3,999,039
                                                                          ---------------
                                                                               15,349,155
                                                                          ---------------
SPECIALTY RETAIL--2.2%
Aaron Rents, Inc.(1)                                             55,200         1,797,864
Abercrombie & Fitch Co., Cl. A(1)                               174,306         5,248,354
Aeropostale, Inc.(2)                                            146,300         5,064,906
American Eagle Outfitters, Inc.                                 339,400         5,026,514
AnnTaylor Stores Corp.(1, 2)                                    321,040         2,350,013
AutoNation, Inc.(1, 2)                                          190,300         3,021,964
AutoZone, Inc.(2)                                                16,500         2,510,475
Barnes & Noble, Inc.                                            109,100         2,695,861
bebe stores, inc.                                                39,300           316,758
Best Buy Co., Inc.                                              247,700         8,694,270
Buckle, Inc. (The)(1)                                           109,100         3,903,598
Chico's FAS, Inc.(2)                                             29,200           284,992
Children's Place Retail Stores, Inc.(1, 2)                      163,063         5,855,592
Dress Barn, Inc. (The)(1, 2)                                    235,721         3,731,463
Foot Locker, Inc.                                               272,300         3,025,253
Gap, Inc. (The)                                               1,322,910        23,613,944
Guess?, Inc.(1)                                                 114,800         2,964,136
Gymboree Corp.(1, 2)                                             50,700         1,868,295
Home Depot, Inc. (The)(1)                                       271,500         6,287,940
Limited Brands, Inc.                                            429,100         5,368,041
Lowe's Cos., Inc.                                               311,600         5,923,516
Men's Wearhouse, Inc. (The)(1)                                  189,600         3,240,264
Office Depot, Inc.(2)                                           553,700         2,580,242
Penske Automotive Group, Inc.(1)                                132,700         1,624,248
Rent-A-Center, Inc.(2)                                          120,515         2,353,658
Ross Stores, Inc.                                                48,000         1,879,680
Sally Beauty Holdings, Inc.(1, 2)                               202,200         1,437,642
Signet Jewelers Ltd.                                              3,600            64,764
Talbots, Inc. (The)(1)                                           98,222           329,044
Tractor Supply Co.(1, 2)                                         75,000         2,878,500
Urban Outfitters, Inc.(1, 2)                                     64,020         1,307,288
Williams-Sonoma, Inc.(1)                                        395,000         5,111,300
                                                                          ---------------
                                                                              122,360,379
                                                                          ---------------


                        3 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Carter's, Inc.(2)                                               104,500   $     2,471,425
Coach, Inc.(2)                                                  295,200         7,754,904
Fossil, Inc.(2)                                                 146,370         3,275,761
Jones Apparel Group, Inc.(1)                                    258,130         2,348,983
Liz Claiborne, Inc.                                             517,204         2,327,418
Nike, Inc., Cl. B                                               129,800         7,405,090
Phillips/Van Heusen Corp.                                       149,899         4,417,524
Polo Ralph Lauren Corp., Cl. A(1)                                69,000         3,713,580
Quicksilver, Inc.(2)                                            198,844           606,474
Skechers USA, Inc., Cl. A(2)                                     41,810           397,195
Timberland Co., Cl. A(2)                                        173,586         2,496,167
UniFirst Corp.                                                    8,900           303,935
Warnaco Group, Inc. (The)(2)                                    238,070         7,523,012
Wolverine World Wide, Inc.(1)                                    36,700           727,027
                                                                          ---------------
                                                                               45,768,495
                                                                          ---------------
CONSUMER STAPLES--6.1%
BEVERAGES--1.4%
Coca-Cola Co. (The)                                             989,800        48,658,568
PepsiCo, Inc.                                                   520,090        27,070,685
                                                                          ---------------
                                                                               75,729,253
                                                                          ---------------
FOOD & STAPLES RETAILING--2.1%
Casey's General Stores, Inc.                                     84,800         2,139,504
CVS Caremark Corp.                                              416,900        12,423,620
Kroger Co. (The)                                                627,901        14,316,143
Safeway, Inc.                                                 1,262,100        25,570,146
SUPERVALU, Inc.                                                 103,600         1,719,760
Sysco Corp.                                                     573,300        13,736,268
Wal-Mart Stores, Inc.                                           890,100        44,273,574
Weis Markets, Inc.                                                8,900           310,877
Winn-Dixie Stores, Inc.(2)                                          733            11,186
                                                                          ---------------
                                                                              114,501,078
                                                                          ---------------
FOOD PRODUCTS--0.1%
Bunge Ltd.(1)                                                    17,400         1,100,898
Del Monte Foods Co.                                              89,700           733,746
Fresh Del Monte Produce, Inc.(2)                                  1,500            26,610
Kraft Foods, Inc., Cl. A                                        228,000         5,953,080
                                                                          ---------------
                                                                                7,814,334
                                                                          ---------------
HOUSEHOLD PRODUCTS--1.4%
Colgate-Palmolive Co.                                            18,900         1,246,455
Kimberly-Clark Corp.                                             37,700         1,956,253
Procter & Gamble Co. (The)                                    1,356,446        70,453,805
                                                                          ---------------
                                                                               73,656,513
                                                                          ---------------
PERSONAL PRODUCTS--0.1%
Herbalife Ltd.                                                  146,000         4,264,660


                        4 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
PERSONAL PRODUCTS CONTINUED
Nu Skin Asia Pacific, Inc., Cl. A                                61,700   $       895,267
                                                                          ---------------
                                                                                5,159,927
                                                                          ---------------
TOBACCO--1.0%
Altria Group, Inc.                                              506,900         8,662,921
Philip Morris International, Inc.                             1,059,200        45,164,288
Universal Corp.                                                   5,800           214,774
                                                                          ---------------
                                                                               54,041,983
                                                                          ---------------
ENERGY--17.9%
ENERGY EQUIPMENT & SERVICES--3.7%
Baker Hughes, Inc.                                              672,100        26,252,226
Basic Energy Services, Inc.(2)                                   13,859           140,253
Complete Production Services, Inc.(2)                           209,582         1,483,841
Diamond Offshore Drilling, Inc.(1)                              125,600        10,585,568
Dresser-Rand Group, Inc.(2)                                     169,550         4,747,400
Dril-Quip, Inc.(1, 2)                                            47,690         1,970,551
ENSCO International, Inc.                                       131,200         5,102,368
Exterran Holdings, Inc.(1, 2)                                    85,935         1,710,966
Gulfmark Offshore, Inc.(2)                                       39,500         1,204,750
Halliburton Co.                                                 929,100        21,304,263
Helix Energy Solutions Group, Inc.(2)                           127,060         1,429,425
Helmerich & Payne, Inc.(1)                                       99,200         3,469,024
Key Energy Services, Inc.(2)                                    358,434         2,311,899
Nabors Industries Ltd.(2)                                       243,000         4,344,840
National Oilwell Varco, Inc.(2)                                 508,000        19,618,960
Noble Corp.                                                     185,600         6,379,072
Oceaneering International, Inc.(1, 2)                            91,200         4,689,504
Oil States International, Inc.(2)                               198,300         5,181,579
Parker Drilling Co.(2)                                          144,600           676,728
Precision Drilling Trust                                         21,544           126,248
Pride International, Inc.(2)                                    159,000         3,850,980
Schlumberger Ltd.                                               501,700        28,712,291
Seacor Holdings, Inc.(2)                                         47,200         3,606,552
Superior Energy Services, Inc.(2)                               192,400         4,436,744
Tidewater, Inc.                                                  76,100         3,627,687
Transocean Ltd.(2)                                              261,700        20,799,916
Unit Corp.(1, 2)                                                133,500         4,473,585
Weatherford International Ltd.(2)                               354,600         7,340,220
                                                                          ---------------
                                                                              199,577,440
                                                                          ---------------
OIL, GAS & CONSUMABLE FUELS--14.2%
Anadarko Petroleum Corp.                                        840,800        40,173,424
Apache Corp.                                                    456,860        38,495,024
Berry Petroleum Co., Cl. A                                       23,100           450,912
Bill Barrett Corp.(1, 2)                                         32,200         1,095,766
Chesapeake Energy Corp.                                         434,100         9,836,706


                        5 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
OIL, GAS & CONSUMABLE FUELS CONTINUED
Chevron Corp.                                                 1,691,379   $   112,764,238
Cimarex Energy Co.(1)                                            91,900         2,997,778
ConocoPhillips                                                1,763,786        80,851,950
CVR Energy, Inc.(2)                                              30,600           292,536
Denbury Resources, Inc.(1, 2)                                   247,100         4,247,649
Devon Energy Corp.                                              314,970        19,918,703
Encore Acquisition Co.(2)                                        57,500         2,040,675
Exxon Mobil Corp.                                             2,966,229       205,707,981
Foundation Coal Holdings, Inc.                                      577            16,935
Frontier Oil Corp.                                              262,000         4,577,140
Frontline Ltd.(1)                                                36,800           860,384
Hess Corp.                                                      472,700        31,477,093
Holly Corp.(1)                                                   13,182           318,873
Marathon Oil Corp.                                            1,121,635        35,757,724
Mariner Energy, Inc.(2)                                         119,900         1,733,754
Murphy Oil Corp.                                                490,800        28,962,108
Noble Energy, Inc.                                              350,300        20,835,844
Occidental Petroleum Corp.                                    1,075,426        72,171,839
Overseas Shipholding Group, Inc.(1)                              52,400         1,772,168
Plains Exploration & Production Co.(1, 2)                       151,500         4,284,420
Rosetta Resources, Inc.(2)                                       45,300           395,469
Stone Energy Corp.(2)                                           156,194         1,319,839
Tesoro Corp.(1)                                                 224,800         3,808,112
Valero Energy Corp.                                           1,283,000        28,700,710
W&T Offshore, Inc.                                               45,157           460,601
XTO Energy, Inc.                                                408,300        17,462,991
                                                                          ---------------
                                                                              773,789,346
                                                                          ---------------
FINANCIALS--8.8%
CAPITAL MARKETS--2.3%
Affiliated Managers Group, Inc.(1, 2)                            21,100         1,183,921
Ameriprise Financial, Inc.                                      177,300         5,354,460
Bank of New York Mellon Corp.                                    93,700         2,602,986
BlackRock, Inc.(1)                                               93,100        14,849,450
Eaton Vance Corp.                                                24,600           666,660
Franklin Resources, Inc.                                        345,100        23,069,935
GAMCO Investors, Inc., Cl. A                                      9,707           510,103
Goldman Sachs Group, Inc. (The)                                 212,200        30,677,754
Greenhill & Co., Inc.(1)                                         17,500         1,286,250
Investment Technology Group, Inc.(2)                             43,200           898,560
Janus Capital Group, Inc.(1)                                    295,900         3,000,426
Jefferies Group, Inc.(1, 2)                                      59,100         1,278,333
Knight Capital Group, Inc., Cl. A(2)                            102,800         1,769,188
Morgan Stanley                                                  534,000        16,190,880
SEI Investments Co.                                             107,600         1,660,268


                        6 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
CAPITAL MARKETS CONTINUED
T. Rowe Price Group, Inc.(1)                                    233,200   $     9,460,924
TD Ameritrade Holding Corp.(2)                                  666,100        11,350,344
Teton Advisors, Inc.(1, 2, 3)                                       191               435
Virtus Investment Partners, Inc.(1, 2)                            6,320            93,536
Waddell & Reed Financial, Inc., Cl. A                            17,900           436,760
                                                                          ---------------
                                                                              126,341,173
                                                                          ---------------
COMMERCIAL BANKS--0.8%
Pacific Capital Bancorp(1)                                       60,900           305,109
PacWest Bancorp                                                  16,736           236,480
Popular, Inc.                                                   551,400         1,621,116
Regions Financial Corp.                                         400,224         1,676,939
U.S. Bancorp(1)                                                 740,300        14,213,760
Wells Fargo & Co.                                             1,040,720        26,538,360
                                                                          ---------------
                                                                               44,591,764
                                                                          ---------------
CONSUMER FINANCE--0.3%
American Express Co.                                            154,200         3,831,870
AmeriCredit Corp.(1, 2)                                         267,800         3,403,738
Capital One Financial Corp.                                      42,900         1,048,476
Cash America International, Inc.                                 84,244         1,939,297
Discover Financial Services                                     560,069         5,354,260
Student Loan Corp. (The)(1)                                      10,000           444,500
                                                                          ---------------
                                                                               16,022,141
                                                                          ---------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Bank of America Corp.                                         2,382,639        26,852,342
CIT Group, Inc.(1)                                              608,000         2,328,640
Interactive Brokers Group, Inc., Cl. A(1, 2)                    145,982         2,170,752
JPMorgan Chase & Co.                                          1,388,296        51,228,122
NYSE Euronext                                                   106,500         3,195,000
PHH Corp.(1, 2)                                                  92,800         1,429,120
                                                                          ---------------
                                                                               87,203,976
                                                                          ---------------
INSURANCE--3.7%
Allied World Assurance Holdings Ltd.                             92,900         3,506,975
Allstate Corp.                                                  598,900        15,409,697
American Financial Group, Inc.                                  205,700         4,406,094
American National Insurance Co.                                   2,000           158,440
Aspen Insurance Holdings Ltd.                                   169,707         3,918,535
Assurant, Inc.                                                   44,600         1,053,898
Assured Guaranty Ltd.(1)                                         85,500         1,120,905
Axis Capital Holdings Ltd.                                       70,300         1,678,764
Berkley (W.R.) Corp.(1)                                         198,300         4,301,127
Berkshire Hathaway, Inc., Cl. B(2)                                5,420        16,108,240
Brown & Brown, Inc.                                             228,100         4,397,768
Chubb Corp.                                                     428,900        17,005,885
Cincinnati Financial Corp.(1)                                    93,600         2,116,296
CNA Financial Corp.(1)                                          207,000         3,003,570


                        7 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
INSURANCE CONTINUED
CNA Surety Corp.(2)                                              17,726   $       268,903
Delphi Financial Group, Inc., Cl. A                             123,752         2,356,238
Employers Holdings, Inc.                                         12,100           147,741
Endurance Specialty Holdings Ltd.                                33,900           931,233
FBL Financial Group, Inc., Cl. A(1)                               5,828            42,253
First American Corp.                                             21,350           487,207
Genworth Financial, Inc., Cl. A                                 390,900         2,314,128
Hanover Insurance Group, Inc.(1)                                 69,000         2,367,390
Harleysville Group, Inc.                                         15,900           465,711
Hartford Financial Services Group, Inc. (The)                   208,500         2,989,890
HCC Insurance Holdings, Inc.                                     76,900         1,898,661
IPC Holdings Ltd.                                               134,900         3,352,265
Lincoln National Corp.                                          196,700         3,727,465
Loews Corp.                                                     916,792        24,799,224
MetLife, Inc.                                                   520,400        16,392,600
Navigators Group, Inc. (The)(2)                                  13,500           590,490
Old Republic International Corp.(1)                             146,340         1,497,058
OneBeacon Insurance Group Ltd.                                   43,100           468,066
Phoenix Cos., Inc. (The)                                         53,500           107,535
Platinum Underwriters Holdings Ltd.                              69,600         2,006,568
ProAssurance Corp.(2)                                            46,300         2,093,223
Protective Life Corp.(1)                                        218,200         2,696,952
Prudential Financial, Inc.                                      435,300        17,372,823
Reinsurance Group of America, Inc.                               14,600           536,988
RLI Corp.                                                        33,200         1,555,752
Selective Insurance Group, Inc.                                  58,200           768,822
StanCorp Financial Group, Inc.                                   95,900         2,974,818
State Auto Financial Corp.                                        8,800           147,048
Torchmark Corp.                                                  16,600           666,656
Transatlantic Holdings, Inc.                                     23,900           925,169
Travelers Cos., Inc. (The)                                      498,013        20,249,209
United Fire & Casualty Co.                                        7,700           134,057
Unitrin, Inc.                                                   115,700         1,679,964
Validus Holdings Ltd.                                             7,400           168,794
XL Capital Ltd., Cl. A(1)                                       291,700         2,952,004
                                                                          ---------------
                                                                              200,319,099
                                                                          ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Forest City Enterprises, Inc., Cl. A(1)                          53,700           380,733
Jones Lang LaSalle, Inc.(1)                                      29,900         1,047,995
                                                                          ---------------
                                                                                1,428,728
                                                                          ---------------
THRIFTS & MORTGAGE FINANCE--0.0%
Hudson City Bancorp, Inc.                                        42,400           543,992
Provident Financial Services, Inc.                               77,075           758,418
Tree.com, Inc.(2)                                                11,836           121,674
                                                                          ---------------
                                                                                1,424,084
                                                                          ---------------


                        8 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
HEALTH CARE--11.9%
BIOTECHNOLOGY--0.9%
Amgen, Inc.(2)                                                  543,700   $    27,152,378
Biogen Idec, Inc.(2)                                            191,700         9,928,143
Facet Biotech Corp.(2)                                           33,431           331,301
Gilead Sciences, Inc.(2)                                        254,200        10,956,020
Martek Biosciences Corp.(1)                                      63,200         1,339,208
                                                                          ---------------
                                                                               49,707,050
                                                                          ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Bard (C.R.), Inc.                                                78,400         5,604,816
Baxter International, Inc.                                      102,700         5,257,213
Becton, Dickinson & Co.                                         247,300        16,737,264
Hill-Rom Holdings, Inc.                                          86,400         1,396,224
Inverness Medical Innovations, Inc.(1, 2)                        40,800         1,327,224
Kinetic Concepts, Inc.(1, 2)                                      3,900           101,127
Medtronic, Inc.                                                 245,600         8,436,360
Sirona Dental Systems, Inc.(1, 2)                                54,100         1,064,147
Steris Corp.                                                     38,200           902,666
Stryker Corp.                                                   518,400        19,927,296
Zimmer Holdings, Inc.(2)                                        432,200        19,254,510
                                                                          ---------------
                                                                               80,008,847
                                                                          ---------------
HEALTH CARE PROVIDERS & SERVICES--3.0%
Aetna, Inc.                                                   1,525,600        40,855,568
AMERIGROUP Corp.(2)                                             167,700         4,839,822
Brookdale Senior Living, Inc.                                   116,632         1,351,765
Cardinal Health, Inc.                                            47,400         1,694,550
Centene Corp.(2)                                                106,646         1,938,824
Chemed Corp.(1)                                                  33,140         1,268,268
CIGNA Corp.                                                     304,400         6,748,548
Coventry Health Care, Inc.(2)                                   171,376         3,093,337
Health Net, Inc.(2)                                             287,206         4,302,346
Healthspring, Inc.(2)                                            15,800           153,418
Kindred Healthcare, Inc.(2)                                     118,173         1,551,611
Lincare Holdings, Inc.(1, 2)                                    108,429         2,361,584
McKesson Corp.                                                  419,400        17,258,310
MEDNAX, Inc.(2)                                                  51,600         2,089,800
Omnicare, Inc.                                                   94,200         2,546,226
Quest Diagnostics, Inc.                                          99,400         5,190,668
UnitedHealth Group, Inc.                                        703,900        18,723,740
Universal American Corp.(2)                                      57,000           512,430
Universal Health Services, Inc., Cl. B                           79,200         4,350,456
VCA Antech, Inc.(1, 2)                                            4,300           104,361
WellCare Health Plans, Inc.(2)                                   55,782         1,059,858
WellPoint, Inc.(2)                                              960,300        44,721,171
                                                                          ---------------
                                                                              166,716,661
                                                                          ---------------


                        9 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                                 43,800   $       527,352
                                                                          ---------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Thermo Fisher Scientific, Inc.(2)                               536,300        20,867,433
Varian, Inc.(2)                                                  21,100           734,702
                                                                          ---------------
                                                                               21,602,135
                                                                          ---------------
PHARMACEUTICALS--6.1%
Abbott Laboratories                                             532,400        23,989,944
Allergan, Inc.                                                  384,000        16,945,920
Bristol-Myers Squibb Co.                                        887,600        17,680,992
Eli Lilly & Co.                                                 673,000        23,265,610
Endo Pharmaceuticals Holdings, Inc.(2)                          155,061         2,470,122
Forest Laboratories, Inc.(2)                                    278,388         6,595,012
Johnson & Johnson(1)                                          1,492,844        82,345,275
K-V Pharmaceutical Co., Cl. A(2)                                 11,400            19,152
King Pharmaceuticals, Inc.(2)                                   504,500         4,772,570
Medicis Pharmaceutical Corp., Cl. A                             153,628         2,415,032
Merck & Co., Inc.                                             1,131,810        31,215,320
Pfizer, Inc.                                                  5,825,792        88,493,780
Schering-Plough Corp.                                           358,200         8,740,080
Sepracor, Inc.(2)                                                77,500         1,212,875
Warner Chilcott Ltd., Cl. A(2)                                    9,100           119,756
Watson Pharmaceuticals, Inc.(2)                                 110,600         3,345,650
Wyeth                                                           387,100        17,365,306
                                                                          ---------------
                                                                              330,992,396
                                                                          ---------------
INDUSTRIALS--12.5%
AEROSPACE & DEFENSE--3.8%
BE Aerospace, Inc.(2)                                            77,700         1,156,176
Boeing Co.                                                      497,972        22,334,044
Ceradyne, Inc.(1, 2)                                            124,300         2,809,180
Cubic Corp.                                                       7,400           282,310
General Dynamics Corp.                                          646,800        36,802,920
Goodrich Corp.                                                  120,000         5,824,800
Honeywell International, Inc.                                   788,400        26,143,344
L-3 Communications Holdings, Inc.                               149,500        10,989,745
Lockheed Martin Corp.                                            68,500         5,728,655
Northrop Grumman Corp.                                          719,470        34,261,161
Precision Castparts Corp.                                        97,939         8,086,823
Raytheon Co.                                                    508,900        22,722,385
Spirit Aerosystems Holdings, Inc., Cl. A(2)                     108,576         1,492,920
Triumph Group, Inc.                                              68,915         2,715,940
United Technologies Corp.                                       447,700        23,553,497
                                                                          ---------------
                                                                              204,903,900
                                                                          ---------------
AIR FREIGHT & LOGISTICS--0.3%
FedEx Corp.                                                     262,700        14,561,461
Pacer International, Inc.                                        40,900           106,340
United Parcel Service, Inc., Cl. B                               49,400         2,526,316


                        10 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
AIR FREIGHT & LOGISTICS CONTINUED
UTi Worldwide, Inc.(2)                                           16,000   $       209,760
                                                                          ---------------
                                                                               17,403,877
                                                                          ---------------
AIRLINES--0.0%
SkyWest, Inc.                                                   154,670         1,585,368
                                                                          ---------------
BUILDING PRODUCTS--0.1%
Armstrong World Industries, Inc.(2)                              87,600         1,566,288
Lennox International, Inc.                                      116,005         3,597,315
Owens Corning, Inc.(2)                                          163,370         2,275,744
                                                                          ---------------
                                                                                7,439,347
                                                                          ---------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Copart, Inc.(1, 2)                                               69,400         2,129,886
CoStar Group, Inc.(1, 2)                                         39,500         1,408,175
Deluxe Corp.                                                    132,506         1,873,635
Equifax, Inc.                                                   141,000         3,838,020
First Advantage Corp., Cl. A(2)                                  16,100           217,028
HNI Corp.(1)                                                    147,000         2,550,450
Interface, Inc., Cl. A                                          125,886           798,117
Korn-Ferry International(2)                                      80,599           893,843
Manpower, Inc.                                                  127,700         5,428,527
Miller (Herman), Inc.                                           159,900         2,275,377
Monster Worldwide, Inc.(1, 2)                                   119,383         1,394,393
Pitney Bowes, Inc.                                              184,500         4,221,360
R.R. Donnelley & Sons Co.                                       300,300         4,048,044
Resources Connection, Inc.(2)                                   129,500         2,399,635
Robert Half International, Inc.(1)                              217,900         4,660,881
Sykes Enterprises, Inc.(2)                                       12,400           202,120
TrueBlue, Inc.(2)                                                60,015           511,928
Viad Corp.                                                        6,700            98,423
Waste Management, Inc.                                          302,500         8,345,975
Watson Wyatt & Co. Holdings(1)                                   35,780         1,357,493
                                                                          ---------------
                                                                               48,653,310
                                                                          ---------------
CONSTRUCTION & ENGINEERING--0.5%
Chicago Bridge & Iron Co. NV                                    199,000         2,569,090
EMCOR Group, Inc.(2)                                            261,900         5,884,893
Fluor Corp.                                                     184,200         8,653,716
Granite Construction, Inc.(1)                                    99,860         3,649,883
Perini Corp.(2)                                                 192,830         3,981,940
Shaw Group, Inc. (The)(2)                                        71,100         1,933,920
                                                                          ---------------
                                                                               26,673,442
                                                                          ---------------
ELECTRICAL EQUIPMENT--1.1%
Acuity Brands, Inc.(1)                                          143,048         3,888,045
Baldor Electric Co.(1)                                          224,253         5,200,427
Belden, Inc.                                                    202,921         3,717,513
Brady Corp., Cl. A                                               46,326         1,147,958


                        11 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
ELECTRICAL EQUIPMENT CONTINUED
Cooper Industries Ltd., Cl. A                                    84,600   $     2,776,572
Emerson Electric Co.                                            657,300        21,092,757
GrafTech International Ltd.(2)                                  567,600         5,772,492
Hubbell, Inc., Cl. B                                             83,796         2,782,865
Rockwell Automation, Inc.                                       131,600         4,038,804
Smith (A.O.) Corp.(1)                                            62,255         1,867,027
Thomas & Betts Corp.(1, 2)                                      132,900         4,077,372
Woodward Governor Co.                                            75,300         1,545,909
                                                                          ---------------
                                                                               57,907,741
                                                                          ---------------
INDUSTRIAL CONGLOMERATES--1.7%
3M Co.                                                          287,600        16,421,960
General Electric Co.                                          5,520,584        74,417,472
Tyco International Ltd.                                          87,425         2,413,804
                                                                          ---------------
                                                                               93,253,236
                                                                          ---------------
MACHINERY--3.1%
Actuant Corp., Cl. A                                              2,200            27,016
AGCO Corp.(2)                                                    74,300         2,144,298
Barnes Group, Inc.(1)                                            57,200           872,872
Briggs & Stratton Corp.(1)                                      103,288         1,569,978
Caterpillar, Inc.                                               806,700        28,605,582
Chart Industries, Inc.(2)                                        19,800           420,354
CIRCOR International, Inc.                                       48,200         1,176,080
Crane Co.                                                       123,602         2,914,535
Cummins, Inc.                                                   274,300         8,895,549
Danaher Corp.                                                   157,200         9,487,020
Deere & Co.                                                     220,300         9,576,441
Dover Corp.                                                     193,200         6,074,208
EnPro Industries, Inc.(1, 2)                                     72,350         1,274,084
Flowserve Corp.                                                  16,800         1,235,976
Gardner Denver, Inc.(2)                                         176,300         4,996,342
Harsco Corp.                                                    145,700         4,234,042
IDEX Corp.                                                      151,600         3,539,860
Illinois Tool Works, Inc.                                       626,700        20,236,143
Ingersoll-Rand Co. Ltd., Cl. A(1)                               311,290         6,297,397
Joy Global, Inc.                                                126,800         4,370,796
Kennametal, Inc.                                                243,480         4,596,902
Lincoln Electric Holdings, Inc.(1)                               83,200         3,394,560
Manitowoc Co., Inc. (The)(1)                                    154,400         1,006,688
Mueller Water Products, Inc., Cl. A                             139,996           505,386
Navistar International Corp.(1, 2)                               86,000         3,423,660
Nordson Corp.(1)                                                 88,300         3,390,720
Oshkosh Corp.                                                   245,600         2,915,272
Paccar, Inc.(1)                                                 215,000         6,417,750
Parker-Hannifin Corp.                                           186,629         7,886,942
Sauer-Danfoss, Inc.                                               7,000            35,980
Terex Corp.(1, 2)                                                96,150         1,290,333


                        12 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
MACHINERY CONTINUED
Timken Co.                                                      254,305   $     4,300,298
Titan International, Inc.(1)                                    129,900         1,174,296
Toro Co. (The)(1)                                               136,868         4,215,534
Trinity Industries, Inc.(1)                                     220,600         3,361,944
Watts Water Technologies, Inc., Cl. A(1)                        108,000         2,215,080
                                                                          ---------------
                                                                              168,079,918
                                                                          ---------------
MARINE--0.1%
Alexander & Baldwin, Inc.(1)                                     48,200         1,192,950
Genco Shipping & Trading Ltd.(1)                                108,800         2,845,120
Kirby Corp.(1, 2)                                                28,300           951,446
                                                                          ---------------
                                                                                4,989,516
                                                                          ---------------
ROAD & RAIL--0.7%
Amerco(1, 2)                                                      6,000           221,100
Arkansas Best Corp.(1)                                           81,200         2,282,532
Avis Budget Group, Inc.(2)                                       65,700           315,360
CSX Corp.                                                       140,300         4,455,928
Hertz Global Holdings, Inc.(1, 2)                               520,705         3,566,829
Norfolk Southern Corp.                                          430,700        16,022,040
Ryder Systems, Inc.                                               9,070           255,593
Union Pacific Corp.                                             215,000        10,593,050
                                                                          ---------------
                                                                               37,712,432
                                                                          ---------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Applied Industrial Technologies, Inc.                            24,300           504,711
MSC Industrial Direct Co., Inc., Cl. A(1)                        50,400         1,833,552
United Rentals, Inc.(2)                                         172,569           819,703
Watsco, Inc.(1)                                                  47,700         2,348,271
WESCO International, Inc.(2)                                    211,902         5,664,140
                                                                          ---------------
                                                                               11,170,377
                                                                          ---------------
INFORMATION TECHNOLOGY--22.2%
COMMUNICATIONS EQUIPMENT--3.6%
3Com Corp.(2)                                                   848,700         3,666,384
ADTRAN, Inc.                                                    165,200         3,432,856
Avocent Corp.(2)                                                180,281         2,523,934
Brocade Communications Systems, Inc.(1, 2)                      666,000         4,888,440
Ciena Corp.(1, 2)                                               347,427         3,821,697
Cisco Systems, Inc.(2)                                        5,287,400        97,816,900
CommScope, Inc.(2)                                              237,700         6,237,248
Corning, Inc.                                                 1,148,800        16,887,360
Emulex Corp.(2)                                                 291,108         3,199,277
F5 Networks, Inc.(1, 2)                                          99,406         3,157,135
Harris Corp.                                                    110,200         3,425,016
Harris Stratex Networks, Inc., Cl. A(2)                          27,373           130,569
InterDigital, Inc.(2)                                           103,000         2,638,860


                        13 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
COMMUNICATIONS EQUIPMENT CONTINUED
JDS Uniphase Corp.(2)                                         1,068,100   $     5,757,059
Polycom, Inc.(1, 2)                                              60,100         1,040,331
QUALCOMM, Inc.                                                  767,475        33,454,235
Starent Networks Corp.(1, 2)                                     24,800           524,024
Tekelec, Inc.(1, 2)                                              50,489           824,485
Tellabs, Inc.(2)                                                876,042         4,862,033
ViaSat, Inc.(2)                                                   5,800           145,464
                                                                          ---------------
                                                                              198,433,307
                                                                          ---------------
COMPUTERS & PERIPHERALS--5.4%
Apple, Inc.(2)                                                  335,300        45,537,093
Avid Technology, Inc.(1, 2)                                      38,700           551,088
Dell, Inc.(2)                                                   301,200         3,487,896
EMC Corp.(2)                                                  1,540,535        18,101,286
Hewlett-Packard Co.                                           2,464,100        84,641,835
Intermec, Inc.(2)                                                15,800           181,384
International Business Machines Corp.                           966,100       102,677,108
Lexmark International, Inc., Cl. A(1, 2)                         71,900         1,174,846
QLogic Corp.(1, 2)                                              362,600         4,949,490
SanDisk Corp.(2)                                                339,200         5,311,872
Seagate Technology                                              608,920         5,303,693
Sun Microsystems, Inc.(2)                                       880,300         7,922,700
Synaptics, Inc.(1, 2)                                           157,429         5,528,906
Teradata Corp.(2)                                               197,100         4,257,360
Western Digital Corp.(2)                                        274,200         6,813,870
                                                                          ---------------
                                                                              296,440,427
                                                                          ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Agilent Technologies, Inc.(2)                                   299,200         5,454,416
Amphenol Corp., Cl. A                                            89,200         2,978,388
Anixter International, Inc.(1, 2)                                96,020         3,938,740
Arrow Electronics, Inc.(2)                                      226,500         5,479,035
Avnet, Inc.(2)                                                  180,100         4,144,101
AVX Corp.                                                       105,200           976,256
Coherent, Inc.(2)                                                49,709           970,320
Dolby Laboratories, Inc., Cl. A(2)                               86,983         3,136,607
Ingram Micro, Inc., Cl. A(2)                                    342,900         5,664,708
Itron, Inc.(1, 2)                                                34,500         2,012,730
Jabil Circuit, Inc.                                             467,500         3,660,525
L-1 Identity Solutions, Inc.(2)                                   3,900            33,813
Molex, Inc.                                                     272,300         4,160,744
National Instruments Corp.                                      108,300         2,297,043
Plexus Corp.(2)                                                  31,200           569,712
Rofin-Sinar Technologies, Inc.(2)                                35,801           807,313
SYNNEX Corp.(1, 2)                                               59,800         1,547,624


                        14 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Tech Data Corp.(2)                                               70,700   $     2,263,814
Technitrol, Inc.                                                 24,300            85,293
Trimble Navigation Ltd.(1, 2)                                   200,400         3,843,672
Tyco Electronics Ltd.                                           291,500         5,063,355
Vishay Intertechnology, Inc.(2)                                 656,214         3,628,863
                                                                          ---------------
                                                                               62,717,072
                                                                          ---------------
INTERNET SOFTWARE & SERVICES--1.1%
Akamai Technologies, Inc.(2)                                    276,543         6,155,847
Digital River, Inc.(2)                                           39,000         1,487,070
EarthLink, Inc.(2)                                               16,222           127,180
eBay, Inc.(2)                                                   902,100        15,895,002
Google, Inc., Cl. A(2)                                           52,345        21,839,904
IAC/InterActiveCorp(2)                                            5,000            80,800
Open Text Corp.(1, 2)                                            73,400         2,585,882
Sohu.com, Inc.(1, 2)                                             60,200         3,801,028
ValueClick, Inc.(2)                                             385,146         4,255,863
VeriSign, Inc.(2)                                                14,500           339,445
VistaPrint Ltd.(1, 2)                                            46,500         1,780,485
                                                                          ---------------
                                                                               58,348,506
                                                                          ---------------
IT SERVICES--0.8%
Accenture Ltd., Cl. A                                           136,900         4,097,417
Affiliated Computer Services, Inc., Cl. A(2)                     19,500           876,330
Broadridge Financial Solutions, Inc.                            216,500         3,585,240
Computer Sciences Corp.(2)                                      125,500         5,328,730
CSG Systems International, Inc.(2)                                5,100            70,227
DST Systems, Inc.(2)                                             30,000         1,149,000
Fidelity National Information Services, Inc.(1)                  67,948         1,308,678
Gartner, Inc.(2)                                                105,700         1,622,495
Hewitt Associates, Inc.(2)                                      107,000         3,103,000
MasterCard, Inc., Cl. A(1)                                       15,100         2,662,583
NeuStar, Inc., Cl. A(1, 2)                                      143,100         2,869,155
Perot Systems Corp., Cl. A(2)                                   253,800         3,466,908
Sapient Corp.(2)                                                330,000         1,752,300
Syntel, Inc.                                                     12,900           370,617
Total System Services, Inc.                                     225,200         3,073,980
Unisys Corp.(2)                                                  88,600           123,154
Western Union Co.                                               602,600        10,623,838
                                                                          ---------------
                                                                               46,083,652
                                                                          ---------------
OFFICE ELECTRONICS--0.2%
Xerox Corp.                                                   1,342,740         9,130,632
Zebra Technologies Corp., Cl. A(2)                               32,000           698,560
                                                                          ---------------
                                                                                9,829,192
                                                                          ---------------


                        15 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Amkor Technology, Inc.(1, 2)                                    463,713   $     2,105,257
Analog Devices, Inc.                                            258,900         6,319,749
Applied Materials, Inc.                                       2,638,400        29,708,384
Atmel Corp.(2)                                                  516,500         1,988,525
Broadcom Corp., Cl. A(2)                                        569,672        14,515,243
Cabot Microelectronics Corp.(1, 2)                               23,600           659,620
Cymer, Inc.(2)                                                   16,700           463,592
Entegris, Inc.(2)                                               131,800           379,584
Fairchild Semiconductor International, Inc., Cl. A(2)           549,800         3,881,588
Integrated Device Technology, Inc.(2)                           704,988         3,969,082
Intel Corp.                                                   5,481,700        86,172,324
International Rectifier Corp.(2)                                112,300         1,624,981
KLA-Tencor Corp.                                                 30,400           820,800
LSI Corp.(2)                                                  1,131,000         5,055,570
Marvell Technology Group Ltd.(2)                                602,100         6,882,003
MEMC Electronic Materials, Inc.(2)                              302,362         5,832,563
Microsemi Corp.(2)                                               67,400           907,204
National Semiconductor Corp.(1)                                 262,700         3,646,276
Novellus Systems, Inc.(1, 2)                                    170,500         3,057,065
NVIDIA Corp.(1, 2)                                              513,279         5,353,500
ON Semiconductor Corp.(2)                                       270,778         1,854,829
RF Micro Devices, Inc.(2)                                        96,400           274,740
Semtech Corp.(2)                                                240,200         3,864,818
Silicon Laboratories, Inc.(1, 2)                                 75,000         2,521,500
Skyworks Solutions, Inc.(1, 2)                                  303,400         2,891,402
Teradyne, Inc.(2)                                               883,312         6,315,681
Tessera Technologies, Inc.(2)                                    68,800         1,618,864
Texas Instruments, Inc.                                       2,184,500        42,379,300
Varian Semiconductor Equipment Associates, Inc.(2)              123,200         2,897,664
Verigy Ltd.(2)                                                   54,300           651,600
Xilinx, Inc.                                                    261,600         5,425,584
                                                                          ---------------
                                                                              254,038,892
                                                                          ---------------
SOFTWARE--5.2%
Adobe Systems, Inc.(2)                                          273,500         7,707,230
Advent Software, Inc.(2)                                          8,600           263,934
Amdocs Ltd.(2)                                                  265,200         5,738,928
Ansys, Inc.(1, 2)                                                92,600         2,765,036
Autodesk, Inc.(2)                                               253,100         5,431,526
CA, Inc.(1)                                                     600,905        10,485,792
Cadence Design Systems, Inc.(2)                                 178,800         1,010,220
FactSet Research Systems, Inc.(1)                                70,000         3,703,000
Henry (Jack) & Associates, Inc.                                  51,000           936,870
Lawson Software, Inc.(2)                                        131,400           691,164


                        16 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
SOFTWARE CONTINUED
Mentor Graphics Corp.(1, 2)                                     112,749   $       633,649
MICROS Systems, Inc.(2)                                         157,100         4,103,452
Microsoft Corp.                                               6,072,254       126,849,386
Net 1 UEPS Technologies, Inc.(2)                                133,600         1,631,256
Nuance Communications, Inc.(1, 2)                               195,000         2,418,000
Oracle Corp.                                                  2,948,715        57,765,327
Parametric Technology Corp.(2)                                  325,700         3,771,606
Progress Software Corp.(2)                                       48,200         1,080,644
Quest Software, Inc.(2)                                          80,500         1,040,060
Solera Holdings, Inc.(2)                                         45,400         1,039,660
Sybase, Inc.(2)                                                 107,800         3,506,734
Symantec Corp.(2)                                             1,738,500        27,103,215
Synopsys, Inc.(2)                                               200,400         3,903,792
Take-Two Interactive Software, Inc.                             205,500         1,779,630
THQ, Inc.(1, 2)                                                  63,200           406,376
TIBCO Software, Inc.(2)                                         813,500         5,393,505
Wind River Systems, Inc.(2)                                     110,600           872,634
                                                                          ---------------
                                                                              282,032,626
                                                                          ---------------
MATERIALS--4.9%
CHEMICALS--1.8%
Air Products & Chemicals, Inc.                                   74,800         4,845,544
Ashland, Inc.                                                   252,963         6,779,408
Cabot Corp.                                                      29,800           475,906
CF Industries Holdings, Inc.                                     64,539         5,010,808
Cytec Industries, Inc.                                           92,200         1,980,456
Dow Chemical Co. (The)                                          247,700         4,379,336
E.I. du Pont de Nemours & Co.                                   104,000         2,960,880
Eastman Chemical Co.                                             85,600         3,547,264
Ferro Corp.                                                     109,400           403,686
Fuller (H.B.) Co.                                                62,205         1,058,729
Minerals Technologies, Inc.                                      14,600           571,152
Monsanto Co.                                                    231,165        18,990,205
Mosaic Co. (The)                                                509,614        27,875,886
Nalco Holding Co.                                                66,100         1,147,496
NewMarket Corp.                                                  30,200         2,191,614
NOVA Chemicals Corp.                                            132,600           769,080
Olin Corp.                                                        6,693            89,418
OM Group, Inc.(2)                                                 4,400           116,600
Rockwood Holdings, Inc.(2)                                       88,900         1,326,388
RPM International, Inc.                                         208,500         3,194,220
Terra Industries, Inc.                                          203,800         5,663,602
Valhi, Inc.(1)                                                    9,000            97,560
Valspar Corp. (The)(1)                                          148,000         3,381,800
Westlake Chemical Corp.(1)                                       64,800         1,325,160
                                                                          ---------------
                                                                               98,182,198
                                                                          ---------------


                        17 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
CONTAINERS & PACKAGING--0.4%
Owens-Illinois, Inc.(2)                                         200,400   $     5,737,452
Packaging Corp. of America                                       95,800         1,544,296
Rock-Tenn Co., Cl. A                                             48,800         1,872,944
Sealed Air Corp.                                                197,100         3,943,971
Sonoco Products Co.                                             139,400         3,395,784
Temple-Inland, Inc.(1)                                          550,815         7,039,416
                                                                          ---------------
                                                                               23,533,863
                                                                          ---------------
METALS & MINING--2.6%
AK Steel Holding Corp.                                          355,700         5,086,510
Alcoa, Inc.(1)                                                  685,000         6,315,700
Allegheny Technologies, Inc.(1)                                 136,600         4,837,006
Carpenter Technology Corp.                                      210,900         4,741,032
Cliffs Natural Resources, Inc.(1)                                18,000           490,500
Commercial Metals Co.                                           288,442         4,894,861
Freeport-McMoRan Copper & Gold, Inc., Cl. B                     709,660        38,626,794
Kaiser Aluminum Corp.(1)                                         23,500           730,145
Nucor Corp.                                                     588,100        25,823,471
Reliance Steel & Aluminum Co.                                   159,200         6,048,008
Schnitzer Steel Industries, Inc.(1)                             125,200         6,828,408
Southern Copper Corp.                                         1,517,975        31,771,217
United States Steel Corp.(1)                                    147,400         5,023,392
Worthington Industries, Inc.(1)                                 176,500         2,469,235
                                                                          ---------------
                                                                              143,686,279
                                                                          ---------------
PAPER & FOREST PRODUCTS--0.1%
Domtar Corp.(2)                                               1,202,424         1,370,763
International Paper Co.                                          53,700           771,669
Louisiana-Pacific Corp.(2)                                        7,600            32,984
MeadWestvaco Corp.                                               92,700         1,480,419
                                                                          ---------------
                                                                                3,655,835
                                                                          ---------------
TELECOMMUNICATION SERVICES--3.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
AT&T, Inc.                                                    3,226,744        79,990,984
Cincinnati Bell, Inc.(2)                                         45,200           126,108
Embarq Corp.                                                    155,700         6,542,514
NTELOS Holdings Corp.                                            33,095           591,408
Premiere Global Services, Inc.(2)                               118,400         1,417,248
Qwest Communications International, Inc.(1)                   1,394,700         6,080,892
tw telecom, Inc.(1, 2)                                          319,100         3,784,526
Verizon Communications, Inc.                                  1,905,300        55,749,078
Windstream Corp.                                                454,700         3,824,027
                                                                          ---------------
                                                                              158,106,785
                                                                          ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Centennial Communications Corp.(2)                              133,700         1,124,417
NII Holdings, Inc.(2)                                           165,900         3,394,314


                        18 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   ---------------
COMMON STOCKS CONTINUED
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Sprint Nextel Corp.(2)                                        3,773,888   $    19,435,523
Syniverse Holdings, Inc.(2)                                     172,520         2,579,174
                                                                          ---------------
                                                                               26,533,428
                                                                          ---------------
UTILITIES--0.7%
ELECTRIC UTILITIES--0.5%
American Electric Power Co., Inc.                               334,200         8,802,828
Duke Energy Corp.                                             1,116,800        15,802,720
Exelon Corp.                                                     22,600         1,085,026
                                                                          ---------------
                                                                               25,690,574
                                                                          ---------------
ENERGY TRADERS--0.0%
RRI Energy, Inc.(2)                                             389,100         2,132,268
                                                                          ---------------
MULTI-UTILITIES--0.2%
Avista Corp.                                                     59,852           948,056
Integrys Energy Group, Inc.                                      30,000           812,700
PG&E Corp.                                                      133,600         4,904,456
Sempra Energy                                                    53,300         2,434,743
                                                                          ---------------
                                                                                9,099,955
                                                                          ---------------
Total Common Stocks (Cost $5,610,211,295)                                   5,340,036,970
                                                                          ---------------
PREFERRED STOCKS--0.0%
Wells Fargo & Co., Dividend Equalization Preferred
Shares(2,3) (Cost $0)                                               100                30
                                                                          ---------------
OTHER SECURITIES--0.0%
Seagate Technology International, Inc. (2, 3, 4) (Cost $0)      877,600            87,760
                                                                          ---------------

                                                               Units
                                                           ------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Dime Bancorp, Inc. Wts., Strike Price $1, Exp. 1/2/10(2)        485,800             7,287
Progress Energy, Inc., Contingent Value Obligation(2, 3)        680,100            75,872
                                                                          ---------------
Total Rights, Warrants and Certificates (Cost $0)                                  83,159
                                                                          ---------------

                                                              Shares
                                                           ------------
INVESTMENT COMPANY--1.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.60% (5, 6) (Cost $88,281,736)                              88,281,736        88,281,736
                                                                          ---------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities
Loaned) (Cost $5,698,493,031)                                               5,428,489,655
                                                                          ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--5.7%(7)
OFI Liquid Assets Fund, LLC, 0.80% (5, 6)
(Cost $310,122,300)                                         310,122,300       310,122,300
                                                                          ---------------

                                                                               Value
                                                                          ---------------
Total Investments, at Value (Cost $6,008,615,331)                 105.4%  $ 5,738,611,955
                                                                          ---------------
Liabilities in Excess of Other Assets                              (5.4)     (296,559,067)
                                                                  -----   ---------------
Net Assets                                                        100.0%  $ 5,442,052,888

Footnotes to Statement of Investments

(1.) Partial or fully-loaned security. See accompanying Notes.

(2.) Non-income producing security.

(3.) Illiquid security. The aggregate value of illiquid securities as of May 31, 2009 was $164,097, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

(4.) Escrow shares received as the result of issuer reorganization.

(5.) Rate shown is the 7-day yield as of May 31, 2009.


                        19 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

(6.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES            GROSS             GROSS         SHARES
                                                     AUGUST 31, 2008     ADDITIONS        REDUCTIONS    MAY 31, 2009
                                                     ---------------   -------------   --------------   ------------
OFI Liquid Assets Fund, LLC                            570,809,900     2,934,754,970    3,195,442,570    310,122,300
Oppenheimer Institutional Money Market Fund, Cl. E      52,298,087       472,159,059      436,175,410     88,281,736

                                                          VALUE          INCOME
                                                     --------------   ------------
OFI Liquid Assets Fund, LLC                          $  310,122,300   $  5,611,176(a)
Oppenheimer Institutional Money Market Fund, Cl. E       88,281,736        352,255
                                                     --------------   ------------
                                                     $  398,404,036   $  5,963,431
                                                     ==============   ============

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(7.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investment was determined based on the following inputs as of May 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ----------------
Level 1--Quoted Prices                         $5,738,440,601        $ --
Level 2--Other Significant Observable Inputs           95,047          --
Level 3--Significant Unobservable Inputs               76,307          --
                                               --------------        ----
   Total                                       $5,738,611,955        $ --
                                               ==============        ====


                        20 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose


                        21 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.


                        22 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is


                        23 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

ILLIQUID SECURITIES

As of May 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2009, the Fund had on loan securities valued at $308,459,472. Collateral of $310,122,300 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 6,126,375,103
                                 ===============
Gross unrealized appreciation    $   719,997,464
Gross unrealized depreciation     (1,107,760,612)
                                 ---------------
Net unrealized depreciation      $  (387,763,148)
                                 ===============


                       24 | Oppenheimer Main Street Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.


By: /s/ John V. Murphy
    ---------------------------------
John V. Murphy
Principal Executive Officer

Date: 07/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
John V. Murphy
Principal Executive Officer

Date: 07/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
Brian W. Wixted
Principal Financial Officer

Date: 07/13/2009